Share-based payments - Long-term Incentive Plan (Details) € / shares in Units, € in Thousands				6 Months Ended
	May 24, 2023 € / shares	May 24, 2023 $ / shares	Dec. 20, 2022	Jun. 30, 2023 EUR (€) € / shares shares	Jun. 30, 2022 EUR (€) € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance, per option (in shares) | shares				1
Weighted average remaining contractual life of outstanding share options				9 years 6 months 18 days
Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in EUR per share)				€ 0.12
Number of shares reserved for issuance, per option (in shares) | shares				1
Long-Term Incentive Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment arrangement, performance period			2 years	2 years
Performance Options | Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in EUR per share)				€ 0.12
Weighted average remaining contractual life of outstanding share options				9 years
Share-based payment expenses | €				€ 98	€ 0
Fair value of options granted (in EUR per share)				€ 1.85	€ 0
Weighted average share price, share options granted (in EUR per share) | (per share)	€ 1.97	$ 2.13
Exercise price, share options granted (in EUR per share)	€ 0.12